Property and Equipment - Narrative (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 14, 2014	Jul. 15, 2013	Jul. 14, 2014	Jul. 15, 2013	Dec. 30, 2013 building	Dec. 31, 2012 building	Dec. 26, 2011
Property, Plant and Equipment [Abstract]
Depreciation	$ 2,088,659	$ 1,324,023	$ 4,501,187	$ 2,869,129	$ 5,861,752	$ 3,779,363	$ 2,840,418
Number of buildings, accounting owner, under landlord financing					31	18
Number of buildings under construction					6	3
Capitalized internal payroll					200,000	60,000	70,000
Capitalized interest					$ 200,000	$ 90,000	$ 80,000